Accounts Receivable and Loans (Details Textuals) (USD $)													12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 U S Card Services [Member]	Dec. 31, 2010 U S Card Services [Member]	Dec. 31, 2011 International Card Services [Member]	Dec. 31, 2010 International Card Services [Member]	Dec. 31, 2011 Global Commercial Services [Member]	Dec. 31, 2010 Global Commercial Services [Member]	Dec. 31, 2011 Global Commercial Services [Member] Airline [Member]	Dec. 31, 2010 Global Commercial Services [Member] Airline [Member]	Dec. 31, 2011 Global Commercial Services [Member] Airline [Member] Delta [Member]	Dec. 31, 2010 Global Commercial Services [Member] Airline [Member] Delta [Member]	Dec. 31, 2011 Cardmember Loans [Member] U S Card Services [Member] bp	Dec. 31, 2011 Cardmember Receivables [Member] U S Card Services [Member] M
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Average basis point reduction in interest rate by class of cardmember loans													11
Average payment term extension														15
Outstanding balance of cardmember loans and receivables modified through settlement programs	$ 5,800,000
Reserve on the outanding balance of cardmember loans and receivables modified through settlement programs	3,700,000
Accounts Receivable and Loans Textuals [Abstract]
Cardmember loans and receivables totaling	41,900,000,000
Other receivables, reserves	102,000,000	175,000,000
Other loans, reserves	18,000,000	24,000,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables	$ 40,890,000,000	$ 37,266,000,000	$ 20,645,000,000	$ 19,155,000,000	$ 7,222,000,000	$ 6,673,000,000	$ 12,829,000,000	$ 11,259,000,000	$ 563,000,000	$ 106,000,000	$ 340,000,000	$ 68,000,000